Offerings - Offering: 1	Jul. 29, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.625% NOTES DUE 2037
Maximum Aggregate Offering Price	$ 882,825,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 135,160.51
Offering Note
1	Note 1(a): Represents the aggregate principal amount of the notes to be offered in the exchange offer to which the registration statement relates.

Note 1(b): The U.S. dollar equivalent of EUR 750,000,000, which has been calculated using an exchange rate of $1.1771 per EUR 1.00, which was the Bloomberg Generic Composite Rate between the U.S. Dollar and the euro on July 23, 2025.

Note 1(c):Calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended.